Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

Pre-tax income (loss) from continuing operations for the six months ended June 30, 2018 and 2017 were taxable in the following jurisdictions:

	Six Months	Six Months
	Ended	Ended
	June 30,2018	June 30,2017
	(Unaudited)	(Unaudited)
PRC	$1,739,641	$(600,524)
Others	(853,113)	(430,543)
Total income (loss) before income taxes	$886,528	$(1,031,067)

Schedule of Components of Income Tax Expense (benefit)

Income tax (benefit) expense from continuing operations consists of the following:

	Six Months	Six Months
	Ended	Ended
	June 30,2018	June 30,2017
	(Unaudited)	(Unaudited)
Current taxes	$(1,286,388)	$(1,045,500)
Income tax benefit	$(1,286,388)	$(1,045,500)

Schedule of Effective Income Tax Rate Reconciliation

Current income tax benefit was recorded in 2018 and 2017 and was related to differences between the book and corporate income tax returns.

	Six Months	Six Months
	Ended	Ended
	June 30,2018	June 30,2017
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Computed expected income tax (benefit) expense	$221,632	$(257,767)
Tax rate differential benefit from tax holiday	(248,536)	26,817
Permanent differences	(1,447,813)	(930,476)
Tax effect of deductible temporary differences not recognized	(24,949)	(47,995)
Non-deductible tax loss	213,278	163,921
Income tax (benefit) expense	$(1,286,388)	$(1,045,500)

Schedule of Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and deferred tax liabilities were as follows as of June 30, 2018 and December 31, 2017:

	June 30, 2018		December 31, 2017
	(Unaudited)
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,142,987	$-	$1,188,831	$-
Loss carry-forwards	1,483,777	-	1,314,061	-
Fixed assets	3,084	(243,913)	20,937	(243,728)
Inventory valuation	325,002	-	408,905	-
Salary payable	8,839	-	12,113	-
Intangible assets	226,057	132,517	212,283	134,801
Gross deferred tax assets and liabilities	3,189,746	(111,396)	3,157,130	(108,927)

Valuation allowance	(3,078,350)	-	(3,048,203)	-
Total deferred tax assets and liabilities	$111,396	$(111,396)	$108,927	$(108,927)